Content (Tables)	12 Months Ended
Dec. 31, 2024
Angel Studios, Inc. CIK: 0001671941
Schedule of content

	2024	2023
Content	$2,158,394	$1,639,251
Less accumulated amortization	(447,528)	(249,663)
	$1,710,866	$1,389,588